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JCorriero@stradley.com

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February 21, 2019

VIA EDGAR TRANSMISSION

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	ETFis Series Trust I (the “Trust”)
File Nos. 333-187668 and 811-22819

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 497(c) under the Securities Act of 1933 (the “1933 Act”) are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the prospectus dated January 22, 2019, for the Virtus Private Credit Strategy ETF and Virtus Real Asset Income ETF series of the Trust, as filed pursuant to Rule 497(c) under the 1933 Act on February 7, 2019 (Accession Number: 0000891092-19-001587).

If you have any questions regarding this filing, please contact me at the above-referenced telephone number.

Very truly yours,

/s/ Joel D. Corriero

Joel D. Corriero

cc:    William Smalley

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